SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property and equipment net and Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Impairment expense		$ 74,091
Goodwill	$ 0
Computer equipment and application software | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives	2 years
Computer equipment and application software | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Furniture and vehicles
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years